Consolidated Balance Sheets - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Goodwill	€ 5,209,230	€ 4,590,498
Other intangible assets	1,385,537	1,269,342
Property, plant and equipment	1,951,983	1,760,053
Investments in equity-accounted investees	226,905	219,009
Non-current financial assets
Non-current financial assets measured at fair value	7	47,046
Non-current financial assets not measured at fair value	107,594	22,843
Total non-current financial assets	107,601	69,889
Deferred tax assets	112,539	66,157
Total non-current assets	8,993,795	7,974,948
Current assets
Inventories	1,949,360	1,629,293
Trade and other receivables
Trade receivables	269,167	286,198
Other receivables	92,418	40,681
Current income tax assets	42,205	59,531
Total trade and other receivables	403,790	386,410
Other current financial assets
Current financial assets measured at fair value	19,934
Current financial assets not measured at fair value	34,031	10,738
Total current financial assets	53,965	10,738
Other current assets	42,344	32,354
Cash and cash equivalents	1,033,792	886,521
Total current assets	3,483,251	2,945,316
Total assets	12,477,046	10,920,264
Equity and liabilities
Share capital	119,604	119,604
Share premium	910,728	910,728
Reserves	2,441,931	2,027,648
Treasury stock	(55,441)	(62,422)
Interim dividend	(136,747)	(122,986)
Profit for the year attributable to the Parent	596,642	662,700
Total equity	3,876,717	3,535,272
Available for sale financial assets		4,926
Other comprehensive Income	(554)	(656)
Translation differences	349,391	89,537
Other comprehensive expenses	348,837	93,807
Equity attributable to the Parent	4,225,554	3,629,079
Non-controlling interests	471,050	4,886
Total equity	4,696,604	3,633,965
Non-current liabilities
Grants	11,845	11,822
Provisions	6,114	5,763
Non-current financial liabilities	6,099,463	5,901,815
Other non-current liabilities	1,301
Deferred tax liabilities	404,398	388,912
Total non-current liabilities	6,523,121	6,308,312
Current liabilities
Provisions	80,055	106,995
Current financial liabilities	277,382	155,070
Current debts with related companies	7,079
Trade and Other Payables
Suppliers	561,883	423,096
Other payables	159,816	141,720
Current income tax liabilities	1,917	6,709
Total trade and other payables	723,616	571,525
Other current liabilities	169,189	144,397
Total current liabilities	1,257,321	977,987
Total liabilities	7,780,442	7,286,299
Total equity and liabilities	€ 12,477,046	€ 10,920,264